Share-based payment arrangements - WARs (Details) - WARs - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate fair value of outstanding WARs		$ 15
Summary of the activity related to share-based compensation arrangements.
Granted (in number of WARs)	0	0	0
Share-based liabilities paid upon exercise of WARs	$ 15		$ 25